OTHER RECEIVABLES AND OTHER PAYABLE - Dissenting shareholder and Risk (Details) $ / shares in Units, R in Millions, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2017 $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Aug. 21, 2019 $ / shares	May 04, 2017 $ / shares
Movement In Dissenting Shareholder Liability [Abstract]
Balance at the beginning of the year			R 287.1	R 1,349.7
Interest charge			21.2	68.1	R 62.9
Payments to dissenting shareholders			(319.4)	(1,375.8)
Dissenting shareholder liability on acquisition of subsidiary					1,364.3
Foreign currency translation reserve			11.1	245.1	(77.5)
Balance at the end of the year				R 287.1	R 1,349.7
Stillwater
Disclosure of nature and extent of risks arising from financial instruments [line items]
Price offered per share | $ / shares							$ 18
Rustenburg Operations Acquisition
Movement In Dissenting Shareholder Liability [Abstract]
Increase in loss due to increase in commodity price			R 95.6
Rustenburg Operations Acquisition | Commodity price risk
Movement In Dissenting Shareholder Liability [Abstract]
Percentage decrease in risk assumption			1.00%
Decrease in loss due to decrease in commodity price			R 95.6
Percentage increase in risk assumption			1.00%
Increase in loss due to increase in commodity price			R 95.6
In re Appraisal of Stillwater Mining Company
Disclosure of nature and extent of risks arising from financial instruments [line items]
Dissenting shareholder ownership, as a percent	4.50%
Price offered per share | $ / shares	$ 18					$ 18
Movement In Dissenting Shareholder Liability [Abstract]
Payments to dissenting shareholders | $		$ 21